Risk management - Disclosure of concentrations by risk factor, trading risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Time horizon	1 day
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 11.6	€ 12.3	€ 8.3
Expected shortfall	10.8
Market risk | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.5	9.9	8.0
Expected shortfall	9.2
Market risk | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7	2.7	2.9
Expected shortfall	2.2
Market risk | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.2	6.3	4.5
Expected shortfall	6.5
Market risk | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.2
Market risk | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.9
Market risk | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.5
Market risk | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.2
Market risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	14.1	10.5	12.5
Market risk | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.2	9.3	10.5
Market risk | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.3	2.5	6.6
Market risk | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.0	5.9	5.6
Market risk | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	21.5
Market risk | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	21.9
Market risk | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.7
Market risk | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	14.2
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(15.5)	(13.4)	(11.8)
Expected shortfall	(15.6)
Diversification effect | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(14.2)	(12.6)	(8.9)
Expected shortfall	(12.0)
Diversification effect | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(1.1)	(0.6)	(1.0)
Expected shortfall	(1.3)
Diversification effect | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(4.2)	(5.1)	(5.4)
Expected shortfall	(4.4)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(7.8)
Diversification effect | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(5.1)
Diversification effect | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.7
Diversification effect | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(1.3)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(14.6)	(12.9)	(13.0)
Diversification effect | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(10.4)	(9.3)	(10.7)
Diversification effect | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.8)	(0.7)	(2.2)
Diversification effect | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(5.0)	(4.9)	(3.8)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(30.5)
Diversification effect | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(16.8)
Diversification effect | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(4.0)
Diversification effect | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(19.8)
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.9	9.1	5.4
Expected shortfall	9.8
Interest rate | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.1	7.1	6.5
Expected shortfall	7.8
Interest rate | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7	2.7	3.3
Expected shortfall	2.4
Interest rate | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.5	5.8	4.1
Expected shortfall	5.7
Interest rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.1
Interest rate | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.5
Interest rate | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.7
Interest rate | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.5
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.6	9.6	9.2
Interest rate | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.2	7.7	7.9
Interest rate | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.2	2.5	3.4
Interest rate | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.0	5.5	5.2
Interest rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	21.5
Interest rate | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	18.4
Interest rate | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.7
Interest rate | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	14.9
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.5	5.1	3.1
Expected shortfall	5.5
Equities | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.5	5.8	3.0
Expected shortfall	5.5
Equities | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1	0.0	0.1
Expected shortfall	0.1
Equities | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.7	1.1	0.5
Expected shortfall	1.6
Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.4
Equities | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.2
Equities | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Equities | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.7
Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.2	3.5	4.4
Equities | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.6	3.3	4.3
Equities | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1	0.1	0.3
Equities | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.6	1.2	1.0
Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3
Equities | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8
Equities | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.0
Equities | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.6	5.7	6.0
Expected shortfall	3.2
Exchange rate | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.3	4.5	2.9
Expected shortfall	3.0
Exchange rate | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.0	0.6	0.5
Expected shortfall	1.0
Exchange rate | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.9	3.8	4.2
Expected shortfall	0.6
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.5
Exchange rate | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.9
Exchange rate | Min | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1
Exchange rate | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.7
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8	4.2	5.9
Exchange rate | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.4	2.8	3.5
Exchange rate | Average | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.8	0.6	5.1
Exchange rate | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7	2.8	2.7
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.3
Exchange rate | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8
Exchange rate | Max | North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.0
Exchange rate | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.9
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	5.1	4.5
Expected shortfall	4.9
Credit spread | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	5.1	4.5
Expected shortfall	4.9
Credit spread | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.4
Credit spread | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.4
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.4	4.8	5.5
Credit spread | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.4	4.8	5.5
Credit spread | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.5
Credit spread | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.7
Commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.3	0.7	1.1
Expected shortfall	3.0
Commodities | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0	0.0	0.0
Expected shortfall	0.0
Commodities | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.3	0.7	1.1
Expected shortfall	3.0
Commodities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.6
Commodities | Min | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Commodities | Min | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.6
Commodities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.7	1.3	0.5
Commodities | Average | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0	0.0	0.0
Commodities | Average | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.7	€ 1.3	€ 0.5
Commodities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.4
Commodities | Max | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.0
Commodities | Max | South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 4.4